Shareholder Report, Average Annual Return (Details) 199149_Abacus FCF Real Assets Leaders ETF_TF_TSR Annual {TF}	12 Months Ended	56 Months Ended
	Jul. 31, 2026	Jul. 31, 2026
Abacus FCF Real Assets Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Abacus FCF Real Assets Leaders ETF NAV
Average Annual Return, Percent	11.85%	11.15%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	19.56%	12.35%
S&P Real Assets Equity Index (Net TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Real Assets Equity Index (Net TR)
Average Annual Return, Percent	20.62%	6.33%
Abacus FCF Real Assets Leaders Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Abacus FCF Real Assets Leaders Index
Average Annual Return, Percent	14.58%	11.47%